INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 16 - INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.Revenues by Geographic Area - as Percentage of Total Revenue

	Year ended December 31,
	2020	2019	2018
USA	44%	52%	52%
Japan	28	29	34
Asia (other than Japan)	22	15	10
Europe	6	4	4
Total	100%	100%	100%

The basis of attributing revenues from external customers to geographic area is based on the headquarters location of the customer issuing the purchase order; actual delivery may be shipped to another geographic area per customer request.

B.Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNP’s and TSSA’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2020	2019
Israel	$215,006	$219,479
United States	234,902	248,453
Japan	389,263	214,007
	$839,171	$681,939

C.Major Customers - as Percentage of Net Accounts Receivable Balance

As of December 31, 2020, two customers exceeded 10% of the net accounts receivable balance and represented 13% and 12% of such balance. As of December 31, 2019, no customer exceeded 10% of the net accounts receivable balance.

F - 48

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 16 - INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Cont.)

D.Major Customers - as Percentage of Total Revenue

	Year ended December 31,
	2020	2019	2018
Customer A	25%	27%	33%
Customer B	11	7	1
Other customers *	22	25	28

*

Represents aggregated revenue to four customers that accounted for between 4% to 7% of total revenue during 2020, to four customers that accounted for between 5% and 9% of total revenue during 2019, and to four customers that accounted for between 5% and 9% of total revenue during 2018.